Non-current provisions and other non-current liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Non-current provisions and other non-current liabilities
Noncurrent provisions and other noncurrent liabilities	€ 1,183,910	€ 707,563
Other non-current liabilities	988,440	524,271
Development of provisions
Provisions for accrued severance payments	15,923	1,354
Provisions for share based plans	7,089	18,910
Non-current provisions
Development of provisions
Provisions at beginning of period	183,292
Foreign currency translation	8,995
Changes in consolidation group	645
Utilized	(6,383)
Reversed	(9,482)
Additions	17,623
Reclassifications	780
Provisions at end of period	195,470
Non-current provisions | Self-insurance programs
Development of provisions
Provisions at beginning of period	120,408
Foreign currency translation	7,262
Additions	149
Reclassifications	14,743
Provisions at end of period	142,562
Non-current provisions | Personnel expenses
Development of provisions
Provisions at beginning of period	29,280
Foreign currency translation	1,253
Changes in consolidation group	70
Utilized	(4,715)
Reversed	(2,524)
Additions	16,201
Reclassifications	(9,196)
Provisions at end of period	30,369
Non-current provisions | Asset retirement obligations
Development of provisions
Provisions at beginning of period	13,777
Foreign currency translation	(582)
Utilized	(364)
Reversed	(1,197)
Additions	956
Reclassifications	202
Provisions at end of period	12,792
Non-current provisions | Interest payable related to income taxes
Development of provisions
Provisions at beginning of period	8,681
Foreign currency translation	46
Reversed	(5,040)
Additions	23
Provisions at end of period	3,710
Non-current provisions | Other provisions
Development of provisions
Provisions at beginning of period	11,146
Foreign currency translation	1,016
Changes in consolidation group	575
Utilized	(1,304)
Reversed	(721)
Additions	294
Reclassifications	(4,969)
Provisions at end of period	6,037
Put option liabilities
Non-current provisions and other non-current liabilities
Other non-current liabilities	801,147	313,718
Accrued labour expenses
Non-current provisions and other non-current liabilities
Other non-current liabilities	105,909	112,371
Variable payments outstanding for acquisitions
Non-current provisions and other non-current liabilities
Other non-current liabilities	33,052	37,970
1 - 3 years
Non-current provisions and other non-current liabilities
Noncurrent provisions and other noncurrent liabilities	988,624	405,140
3 - 5 years
Non-current provisions and other non-current liabilities
Noncurrent provisions and other noncurrent liabilities	86,464	177,882
Over 5 Years
Non-current provisions and other non-current liabilities
Noncurrent provisions and other noncurrent liabilities	€ 108,822	€ 124,541